FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income:
Interest income	$ 551	$ 93	$ 1,569
Foreign currency translation gains, net	$ 572		$ 1,245
Change in fair value of convertible debt		$ 2,566
Change in fair value of SWAP	$ 225
Financial income	$ 1,348	$ 2,659	$ 2,814
Financial expense:
Foreign currency translation losses, net		(2,669)
Interest and change in fair value of payment obligation related to acquisitions	$ (489)	(1,067)
Issuance costs of convertible debt		(741)
Interest expense on debts	$ (2,313)	$ (733)
Change in fair value of convertible debt	(175)
Bank charges and other	(310)	$ (337)	$ (32)
Financial expenses	(3,287)	(5,547)	(32)
Financial income (expense), net	$ (1,939)	$ (2,888)	$ 2,782